As filed with the U.S. Securities and Exchange Commission on May 2, 2017

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 66	☒

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1676 N. California Blvd., Suite 500, Walnut Creek, California 94596

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

(Name and Address of Agent for Service)	Copies of Communications to:

Jeremy L. DeGroot 1676 N. California Blvd., Suite 500 Walnut Creek, California 94596	David A. Hearth, Esq. Paul Hastings LLP 101 California Street, 48th Floor San Francisco, California 94111

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on June 1, 2017 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A for Litman Gregory Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the Litman Gregory Masters Alternative High Income Fund filed as part of Post-Effective Amendment No. 63 (“PEA No. 63”), which was filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-17-047643 on February 2, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 63 by means of this filing, Parts A, B and C of PEA No. 63 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Litman Gregory Masters Alternative High Income Fund (the “Fund”), a series of the Trust, is incorporated herein by reference to Part A of PEA No. 63.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 63.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 63.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 65 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 65 and Amendment No. 66 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Walnut Creek, and State of California, on the 2nd day of May, 2017.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeremy DeGroot
Jeremy DeGroot President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Julie Allecta*	Trustee	May 2, 2017
Julie Allecta

/s/ Jeremy DeGroot Jeremy DeGroot	Trustee and President (Principal Executive Officer)	May 2, 2017

/s/ Frederick A. Eigenbrod, Jr.*	Trustee	May 2, 2017
Frederick A. Eigenbrod, Jr.

/s/ Kenneth E. Gregory*	Trustee	May 2, 2017
Kenneth E. Gregory

/s/ Harold M. Shefrin*	Trustee	May 2, 2017
Harold M. Shefrin

/s/ Taylor M. Welz*	Trustee	May 2, 2017
Taylor M. Welz

/s/ John Coughlan John Coughlan	Treasurer (Principal Financial Officer)	May 2, 2017

* By:	/s/ John Coughlan
John Coughlan, Attorney-in-Fact